Other Non-operating Income/(Loss)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Non-operating Income/(Loss)

8.	REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year ended December 31,
	2025	2024	2023
Realized gain on FLNG Hilli’s oil derivative instrument	34,051	68,700	73,120
Realized gain on FLNG Hilli’s gas derivative instrument	28,839	22,950	39,232
Realized MTM adjustment on commodity swap derivatives (1)	—	49,438	87,555
Realized gain on oil and gas derivative instruments, net	62,890	141,088	199,907

Unrealized loss on FLNG Hilli’s oil derivative instrument (note 14 and 18)	(55,428)	(47,272)	(76,847)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 14 and 18)	(37,674)	(6,511)	(142,521)
Unrealized MTM adjustment for commodity swap derivatives (1)	—	(48,079)	(65,290)
Unrealized loss on oil and gas derivative instruments, net	(93,102)	(101,862)	(284,658)

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 25)	(30,212)	39,226	(84,751)
(1) The commodity swaps entered into to hedge our exposure to the Dutch Title Transfer Facility (“TTF”) linked earnings on the FLNG Hilli matured during the year ended December 31, 2024. We have not entered into new commodity swaps during the year ended December 31, 2025.

The realized gain on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to LTA amendments, whereas the unrealized loss on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.

9.	OTHER NON-OPERATING INCOME/(LOSS)
Other non-operating income/(loss) is comprised of the following:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Gain on deemed sale of FLNG Gimi (note 7.2.1)	29,981	—	—
Realized and unrealized MTM losses on our investment in listed equity securities (1)	—	—	(62,308)
Dividend income from our investment in listed equity securities	—	—	9,823
Others (2)	—	(7,000)	—
Other non-operating income/(loss)	29,981	(7,000)	(52,485)
(1) Relates to our previous equity holding in NFE. In 2023, we sold 1.2 million NFE Shares for an aggregate consideration of $45.6 million which resulted to $62.3 million realized MTM losses. On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares as partial consideration for the repurchase of 1,230 Hilli common shares from NFE. Following these transactions, we no longer hold any listed equity securities.
(2) “Others” relates to payments to Seatrium in relation to Hilli's utilization bonus and termination fee on our historical and aborted third FLNG conversion main building contract.